Cash and Cash Equivalents (Tables)	6 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	31 December 2025 $ (Unaudited)	30 June 2025 $ (Audited)
Cash at bank and in hand	80,923,699	7,297,328
	80,923,699	7,297,328